Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Mar. 30, 2015
Supplement [Text Block]	soaif_SupplementTextBlock

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA ENERGY FUND

Class A Shares – TICKER: SOAEX

A Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED OCTOBER 30, 2015 TO THE SPIRIT OF AMERICA INVESTMENT

FUND, INC. PROSPECTUS DATED MARCH 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE ENERGY FUND ON PAGE 1 OF THE PROSPECTUS:

Fees and Expenses of the Energy Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Energy Fund. You may qualify for sales charge discounts if you invest at least $25,000 in the funds comprising the Spirit of America Investment Funds, Inc. (collectively referred to as the "Spirit of America Investment Funds"). More information about these and other discounts is available from your financial professional and in in the sections titled "Additional Information About How to Purchase Shares" and "Distribution Arrangements – Sale of Class A Shares" of the Energy Fund's prospectus and in the section titled "How to Purchase Shares" of the Energy Fund's Statement of Additional Information.

Spirit of America Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	soaif_SupplementTextBlock

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA ENERGY FUND

Class A Shares – TICKER: SOAEX

A Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED OCTOBER 30, 2015 TO THE SPIRIT OF AMERICA INVESTMENT

FUND, INC. PROSPECTUS DATED MARCH 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE ENERGY FUND ON PAGE 1 OF THE PROSPECTUS:

Fees and Expenses of the Energy Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Energy Fund. You may qualify for sales charge discounts if you invest at least $25,000 in the funds comprising the Spirit of America Investment Funds, Inc. (collectively referred to as the "Spirit of America Investment Funds"). More information about these and other discounts is available from your financial professional and in in the sections titled "Additional Information About How to Purchase Shares" and "Distribution Arrangements – Sale of Class A Shares" of the Energy Fund's prospectus and in the section titled "How to Purchase Shares" of the Energy Fund's Statement of Additional Information.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Energy Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Energy Fund. You may qualify for sales charge discounts if you invest at least $25,000 in the funds comprising the Spirit of America Investment Funds, Inc. (collectively referred to as the "Spirit of America Investment Funds"). More information about these and other discounts is available from your financial professional and in in the sections titled "Additional Information About How to Purchase Shares" and "Distribution Arrangements – Sale of Class A Shares" of the Energy Fund's prospectus and in the section titled "How to Purchase Shares" of the Energy Fund's Statement of Additional Information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $25,000 in the funds comprising the Spirit of America Investment Funds, Inc. (collectively referred to as the "Spirit of America Investment Funds").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000